Risk Management Activities and Derivative Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2014
Contract Amounts Outstanding for Foreign Exchange Instruments and Notional Principal Amounts of Interest Rate Instruments

Contract amounts outstanding for foreign currency forward exchange contracts, foreign currency option contracts and currency swap agreements and the notional principal amounts of interest rate swap agreements at March 31, 2013 and 2014 are as follows:

Derivatives designated as hedging instruments

	Yen (millions)
	2013	2014
Foreign currency forward exchange contracts	¥23,324	¥—

Total foreign exchange instruments	¥23,324	¥—

Derivatives not designated as hedging instruments
	Yen (millions)
	2013	2014
Foreign currency forward exchange contracts	¥724,435	¥506,734
Foreign currency option contracts	4,145	3,721
Currency swap agreements	337,254	366,031

Total foreign exchange instruments	¥1,065,834	¥876,486

Interest rate swap agreements	¥4,063,289	¥4,809,037

Total interest rate instruments	¥4,063,289	¥4,809,037

Estimated Fair Values of Derivative Instruments

The estimated fair values of derivative instruments at March 31, 2013 and 2014 are as follows.

As of March 31, 2013

Derivatives designated as hedging instruments

	Yen (millions)
	Gross fair value		Balance sheet location
	Asset derivatives	Liability derivatives	Other current assets	Other assets	Other current liabilities
Foreign exchange instruments	¥—	¥(211)	¥—	¥—	¥(211)

Derivatives not designated as hedging instruments

	Yen (millions)
	Gross fair value		Balance sheet location
	Asset derivatives	Liability derivatives	Other current assets	Other assets	Other current liabilities
Foreign exchange instruments	¥6,538	¥(78,723)	¥(1,534)	¥(314)	¥(70,337)
Interest rate instruments	32,152	(14,639)	3,907	18,560	(4,954)

Total	¥38,690	¥(93,362)	¥2,373	¥18,246	¥(75,291)

Netting adjustment	(18,071)	18,071

Net amount	¥20,619	¥(75,291)

As of March 31, 2014

Derivatives designated as hedging instruments

Yen (millions)
	Gross fair value		Balance sheet location
	Asset derivatives	Liability derivatives	Other current assets	Other assets	Other current liabilities
Foreign exchange instruments	¥—	¥—	¥—	¥—	¥—

Derivatives not designated as hedging instruments

	Yen (millions)
	Gross fair value		Balance sheet location
	Asset derivatives	Liability derivatives	Other current assets	Other assets	Other current liabilities
Foreign exchange instruments	¥11,036	¥(14,852)	¥4,910	¥2,288	¥(11,014)
Interest rate instruments	19,814	(10,887)	593	12,255	(3,921)

Total	¥30,850	¥(25,739)	¥5,503	¥14,543	¥(14,935)

Netting adjustment	(10,804)	10,804

Net amount	¥20,046	¥(14,935)

Pre-tax Effects of Derivative Instruments on the Company's Results of Operations

The pre-tax effects of derivative instruments on the Company’s results of operations for each of the years in the three-year period ended March 31, 2014 are as follows:

For the year ended March 31, 2012

Derivatives designated as hedging instruments

Cash flow hedges:

	Yen (millions)
	Gain (Loss) recognized in other comprehensive income (loss) (effective portion)	Gain (Loss) reclassified from accumulated other comprehensive income (loss) into earnings (effective portion)		Gain (Loss) recognized in earnings (financial instruments’ time value component excluded from the assessment of hedge effectiveness)
	Amount	Location	Amount	Location	Amount
Foreign exchange instruments	¥(115)	Other income (expenses) – Other, net	¥(78)	Other income (expenses) – Other, net	¥(455)

Derivatives not designated as hedging instruments

	Yen (millions)
	Gain (Loss) recognized in earnings
	Location	Amount
Foreign exchange instruments	Other income (expenses) – Other, net	¥(3,709)
Interest rate instruments	Other income (expenses) – Other, net	(1,421)

Total		¥(5,130)

For the year ended March 31, 2013

Derivatives designated as hedging instruments

Cash flow hedges:

	Yen (millions)
	Gain (Loss) recognized in other comprehensive income (loss) (effective portion)	Gain (Loss) reclassified from accumulated other comprehensive income (loss) into earnings (effective portion)		Gain (Loss) recognized in earnings (financial instruments’ time value component excluded from the assessment of hedge effectiveness)
	Amount	Location	Amount	Location	Amount
Foreign exchange instruments	¥(1,281)	Other income (expenses) – Other, net	¥(1,197)	Other income (expenses) – Other, net	¥(589)

Derivatives not designated as hedging instruments

	Yen (millions)
	Gain (Loss) recognized in earnings
	Location	Amount
Foreign exchange instruments	Other income (expenses) – Other, net	¥(111,004)
Interest rate instruments	Other income (expenses) – Other, net	3,212

Total		¥(107,792)

For the year ended March 31, 2014

Derivatives designated as hedging instruments

Cash flow hedges:

	Yen (millions)
	Gain (Loss) recognized in other comprehensive income (loss) (effective portion)	Gain (Loss) reclassified from accumulated other comprehensive income (loss) into earnings (effective portion)		Gain (Loss) recognized in earnings (financial instruments’ time value component excluded from the assessment of hedge effectiveness)
	Amount	Location	Amount	Location	Amount
Foreign exchange instruments	¥(29)	Other income (expenses) – Other, net	¥(411)	Other income (expenses) – Other, net	¥(714)

Derivatives not designated as hedging instruments

	Yen (millions)
	Gain (Loss) recognized in earnings
	Location	Amount
Foreign exchange instruments	Other income (expenses) – Other, net	¥(23,765)
Interest rate instruments	Other income (expenses) – Other, net	(10,547)

Total		¥(34,312)